THE INVESTMENT HOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communications - 24.9%
Internet Media & Services - 24.9%
Alphabet, Inc. - Class A	65,500	$25,204,400
Alphabet, Inc. - Class C	7,920	3,024,965
Expedia Group, Inc.	7,500	1,862,775
Meta Platforms, Inc. - Class A	40,185	24,589,603
Reddit, Inc. - Class A (a)	7,000	1,030,610
		55,712,353
Consumer Discretionary - 14.0%
E-Commerce Discretionary - 11.8%
Amazon.com, Inc. (a)	86,330	22,882,630
MercadoLibre, Inc. (a)	1,950	3,495,629
		26,378,259
Retail - Discretionary - 2.2%
Lowe's Companies, Inc.	8,500	2,029,715
Williams-Sonoma, Inc.	16,000	2,899,360
		4,929,075
Consumer Staples - 3.2%
Household Products - 0.9%
Church & Dwight Company, Inc.	22,000	2,135,320

Retail - Consumer Staples - 2.3%
Costco Wholesale Corporation	5,000	5,072,650

Financials - 5.0%
Institutional Financial Services - 3.4%
Intercontinental Exchange, Inc.	30,000	4,742,700
Nu Holdings Ltd. - Class A (a)	210,000	3,040,800
		7,783,500
Specialty Finance - 1.6%
American Express Company	11,000	3,553,550

Health Care - 6.6%
Medical Equipment & Devices - 6.6%
Intuitive Surgical, Inc. (a)	27,000	12,355,470

THE INVESTMENT HOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Health Care - 6.6% (Continued)
Medical Equipment & Devices - 6.6% (Continued)
Stryker Corporation	7,500	$2,363,475
		14,718,945
Industrials - 2.2%
Commercial Support Services - 1.2%
Waste Management, Inc.	12,000	2,790,600

Transportation & Logistics - 1.0%
Norfolk Southern Corporation	7,000	2,210,810

Materials - 1.7%
Chemicals - 1.7%
Ecolab, Inc.	15,000	3,909,000

Technology - 42.4%
Semiconductors - 16.2%
NVIDIA Corporation	119,945	23,937,424
QUALCOMM, Inc.	13,700	2,460,246
Texas Instruments, Inc.	35,000	9,837,800
		36,235,470
Software - 10.8%
Adobe, Inc. (a)	12,000	2,953,200
Autodesk, Inc. (a)	11,000	2,607,000
CrowdStrike Holdings, Inc. - Class A (a)	16,000	7,132,000
Intuit, Inc.	16,800	6,526,800
Microsoft Corporation	12,000	4,893,360
		24,112,360
Technology Hardware - 9.1%
Apple, Inc.	47,473	12,881,798
Dell Technologies, Inc. - Class C	15,000	3,134,250
Motorola Solutions, Inc.	10,000	4,390,300
		20,406,348
Technology Services - 6.3%
Accenture plc - Class A	17,900	3,198,909
Automatic Data Processing, Inc.	7,000	1,483,580
Block, Inc. - Class A (a)	25,000	1,762,750

THE INVESTMENT HOUSE GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Technology - 42.4% (Continued)
Technology Services - 6.3% (Continued)
Paychex, Inc.	24,000	$2,223,120
PayPal Holdings, Inc.	45,000	2,256,300
Visa, Inc. - Class A	10,000	3,298,400
		14,223,059

Total Common Stocks (Cost $32,614,727)		$224,171,299

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (b) (Cost $123,195)	123,195	$123,195

Total Investments at Value - 100.1% (Cost $32,737,922) (c)		$224,294,494

Liabilities in Excess of Other Assets - (0.1%)		(178,607)

Net Assets - 100.0%		$224,115,887

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2026.
(c)	All securities are pledged as collateral for the Fund's bank line of credit.